Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our Board has adopted an Accounting Restatement and Associated Incentive Compensation Clawback Policy (the “Clawback Policy”), which applies to all of our directors, officers, and employees, and this policy provides for certain circumstances and conditions pursuant to which there may be recoupment of certain specified compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under federal securities laws under certain specified conditions and circumstances as defined in the Clawback Policy. The Clawback Policy is designed to comply with Section 10D of the Exchange Act.